Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (accumulated amortization)	$ 6,992	$ 6,659	$ 7,116	$ 8,743
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (accumulated amortization)	$ 30,916	$ 32,202	30,831	$ 29,135
Equipment purchased under capital leases | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (accumulated amortization)			346
Equipment purchased under capital leases | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (accumulated amortization)			$ (337)